Group Balance Sheet - (Unaudited) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Non-current assets
Intangible assets	£ 126,764	£ 118,787	£ 124,087
Property, plant and equipment	5,444	5,518	5,683
Investments in associates and joint ventures	2,133	1,860	2,057
Retirement benefit assets	577	430	378
Deferred tax assets	419	424	507
Trade and other receivables	240	248	283
Investments held at fair value	28	12	20
Derivative financial instruments	504	452	681
Total non-current assets	136,109	127,731	133,696
Current assets
Inventories	6,796	6,094	6,709
Income tax receivable	108	122	94
Trade and other receivables	4,484	4,093	3,952
Investments held at fair value	183	123	167
Derivative financial instruments	210	313	177
Cash and cash equivalents	4,784	2,526	3,308
Total current assets other than non-current assets classified as held for sale	16,565	13,271	14,407
Assets classified as held-for-sale	3	3	9
Total current assets	16,568	13,274	14,416
Total assets	152,677	141,005	148,112
Equity capital and reserves
Share capital	614	614	614
Share premium, capital redemption and merger reserves	26,617	26,609	26,607
Other reserves	490	(3,555)	(261)
Retained earnings	41,422	40,234	38,322
Owners of the parent	69,143	63,902	65,282
Non-controlling interests	282	258	254
Total equity	69,425	64,160	65,536
Non-current liabilities
Borrowings	43,395	37,804	41,581
Retirement benefit liabilities	1,574	1,459	1,717
Deferred tax liabilities	18,104	17,050	17,703
Other provisions for liabilities	399	388	344
Trade and other payables	1,034	1,034	1,047
Derivative financial instruments	212	287	391
Total non-current liabilities	64,718	58,022	62,783
Current liabilities
Borrowings	7,066	7,562	8,711
Income tax payable	1,295	683	792
Other provisions for liabilities	365	670	294
Trade and other payables	9,535	9,727	9,762
Derivative financial instruments	273	181	234
Total current liabilities	18,534	18,823	19,793
Total equity and liabilities	£ 152,677	£ 141,005	£ 148,112